OTHER ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Assets

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Current
Work in progress (1)	$436	$478
Prepayments and other assets	1,087	872
Assets held for sale	71	9
Total current	$1,594	$1,359
Non-current
Prepayments and other assets	546	488
Total non-current	$546	$488
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(1)See Note 15 for additional information.